August 16, 2001

Hilliard Lyons Growth Fund

Dear Shareholders:

   Despite continued economic weakness and deteriorating business fundamentals, the markets posted strong gains during the second quarter. The S&P 500 advanced 5.85% and the Dow Jones Industrial Average gained 6.73%. The Fund mirrored the major indices by finishing the quarter up 5.2%. July produced similar comparisons.

   We would like to be able to report a lot of good news. Unfortunately we are in an economic slow-down and the markets continue to reflect the inevitable adjustment to reality. The long twenty-year party is over for the present. We have no idea how long the realignment period will last but it seems reasonable to assume, that after twenty years of The Dow Jones Industrial Average going from 1,000 to 10,000, the return to a more normal valuation will take longer than the one and one-half years we have witnessed so far.

   Other than technology and a few miscellaneous surprises, the overall market has behaved quite well. Many investors are spoiled by the past history of stock market prosperity and as we get used to a more normal period, expectations still need to be lowered.

   There is always some good news. It is our opinion that dividend growth will continue. The Fund owns many stocks with prospects for dividend increases and sooner or later these dividend increases will be reflected in their prices.

   Interest rates have declined considerably. The Federal Reserve is attempting to stimulate a business recovery by lowering rates. It is difficult to forecast the effect of these lower rates since it is our belief that borrowing is not necessarily encouraged by low rates nor discouraged by high rates. Rather, this determination is a function of the projected profitability of the capital borrowed. Nevertheless home building and buying at the consumer level is stimulated and the psychological advantage of cheaper money is usually a plus.

   Fiscal policy is a stronger tool for managing economic recovery, although a capable fiscal policy is usually delayed at the political level in Congress. The tax rebate is a very minor step in fiscal stimulation. The new tax law contains relatively minor fiscal policy adjustments and those that were enacted are spread out over a time horizon much too distant to have any material effect on the current business picture.

   Business is clearly receding. Earnings are flattening after two decades of unbridled prosperity. Growth at double-digit rates is history for now for most companies. Six to seven percent growth will likely be the norm for the near future.

   We have seen periods such as this many times in the past. We plan to stay nearly fully invested and ride out whatever lies ahead. History has taught us that it is next to impossible, except for the lucky, to time the stock market, and thus we choose to avoid this tactic. We thank you for your patience during this market's frustrating return to reality.

   We have much for which to be thankful. We live in a free country. We are at peace. We have the world's strongest economy, entrepreneurial motivation is high, and we have had two decades of investment prosperity to sustain us financially during the current period.

   We close with a paraphrase of St. Paul's definition of FAITH--" . . . the substance of things hoped for, the evidence of which is not seen."

   Sincerely,

/s/ Donald F. Kohler            /s/ Shawn J. Ridley
DONALD F. KOHLER          SHAWN J. RIDLEY
Chairman of the Board and Portfolio Manager
President

                       HILLIARD LYONS GROWTH FUND, INC.
                            SCHEDULE OF INVESTMENTS
                                  (UNAUDITED)
                                 June 30, 2001

COMMON STOCKS -- 99.1%

--------------------------------------------------------------------------------

                                                                 Market
      Shares     Company                              Cost       Value
      ------     -------                              ----       -----

                  CAPITAL GOODS -- 13.4%
                 --------------------------------
                                                   ----------- -----------

      154,000    Dover Corp....................... $ 3,606,292 $ 5,798,100
       39,000    General Electric Co..............     248,577   1,901,250
       25,000    Tyco International Ltd...........   1,302,895   1,362,500
                                                   ----------- -----------
                                                     5,157,764   9,061,850

                  CONSUMER DURABLE -- 9.0%
                 --------------------------------
                                                   ----------- -----------

       58,000    Donaldson Co.....................     746,390   1,806,700
       90,000    Harley-Davidson Inc..............     947,313   4,237,200
                                                   ----------- -----------
                                                     1,693,703   6,043,900

                  CONSUMER NON-DURABLE -- 1.9%
                 --------------------------------
                                                   ----------- -----------

       30,000    Estee Lauder Cos. Inc............     734,888   1,293,000
                                                   ----------- -----------
                                                       734,888   1,293,000

                  FINANCIAL -- 31.3%
                 --------------------------------
                                                   ----------- -----------

       70,000    American International Group Inc.     784,705   6,020,000
           50*   Berkshire Hathaway Inc...........   1,844,237   3,470,000
       80,000    Cincinnati Financial Corp........   1,373,141   3,160,000
       50,000    Federal Home Loan Mortgage Corp..     634,272   3,500,000
       30,000    Fifth Third Bancorp..............     395,500   1,801,500
      100,000    Synovus Financial Corp...........   1,140,740   3,138,000
                                                   ----------- -----------
                                                     6,172,595  21,089,500

                  HEALTH CARE -- 12.3%
                 --------------------------------
                                                   ----------- -----------

       27,000    Allergan Inc.....................     296,833   2,308,500
       88,000    Johnson & Johnson................   1,360,355   4,400,000
       40,000    Pfizer Inc.......................   1,349,956   1,602,000
                                                   ----------- -----------
                                                     3,007,144   8,310,500

                  RETAIL & SERVICES -- 15.4%
                 --------------------------------
                                                   ----------- -----------

       45,000    CVS Corp.........................   1,480,375   1,737,000
       43,000    Gannett Inc......................   1,732,500   2,833,700
       75,000    Interpublic Group Cos............   2,694,562   2,201,250
       30,000    Omnicom Group....................   2,526,218   2,580,000
       30,000    Walgreen Co......................     119,450   1,024,500
                                                   ----------- -----------
                                                     8,553,105  10,376,450

                       See notes to financial statements

                       HILLIARD LYONS GROWTH FUND, INC.
                            SCHEDULE OF INVESTMENTS
                                  (UNAUDITED)
                                 June 30, 2001

                                                            Market
          Shares     Company                     Cost       Value
          ------     -------                     ----       -----

                      TECHNOLOGY -- 15.8%
                     ----------------------
                                             ------------ -----------

           70,000.   Applied Materials Inc.. $  3,527,500 $ 3,437,000
          130,000.   Nokia Corp.............    3,835,740   2,865,200
           18,000.   Oracle Corp............      735,103     342,000
          160,000*   Solectron Corp.........    5,291,206   2,928,000
           40,000*   Waters Corp............    1,075,400   1,104,400
                                             ------------ -----------
                                               14,464,949  10,676,600
                                             ------------ -----------
                     Total Common Stocks.... $39,784,148  $66,851,800

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.3%

--------------------------------------------------------------------------------

       Principal                                           Purchase Maturity   Market
        Amount          Description                         Yield     Date     Value
      ----------        -----------                        -------- --------   -----
$2,200,000              Federal Home Loan Bank............  3.940%  07/02/01 $ 2,199,759
                                                                             -----------
          Total U.S. Government Agency Obligations
          (Cost -- $2,199,759)..................                              2,199,759
                                                                             -----------
          TOTAL INVESTMENTS (Cost -- $41,983,907) (102.4%)                   $69,051,559
                                                                             ===========

The percentage shown for each investment category is the total value of that category as a percentage of the total net assets for the Fund.

* Non-income producing security.

                       See notes to financial statements

                       HILLIARD LYONS GROWTH FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                  (UNAUDITED)
                                 June 30, 2001

ASSETS:
Investments at market value:
 Common stocks (cost $39,784,148)................................................... $66,851,800
 U.S. Government Agency Obligations at value (amortized cost $2,199,759)............   2,199,759
                                                                                     -----------
   Total investments................................................................  69,051,559
Cash................................................................................       4,686
Receivables:
 Dividends..........................................................................      52,822
 Capital shares sold................................................................      39,657
Prepaid expenses....................................................................      11,398
                                                                                     -----------
   Total Assets..................................................................... $69,160,122
                                                                                     ===========

LIABILITIES:
 Investments payable................................................................   1,446,800
 Due to adviser -- Note C...........................................................      82,105
 Capital shares redeemed............................................................      28,026
 Accrued expenses...................................................................     145,124
                                                                                     -----------
   Total Liabilities................................................................   1,702,055
                                                                                     ===========

NET ASSETS:
Common stock ($.001 par value; 150,000,000 shares authorized and 2,137,053 shares
  issued and outstanding)...........................................................       2,137
Paid-in surplus.....................................................................  40,511,049
Accumulated undistributed net realized gain on investments..........................     275,265
Net unrealized appreciation on investments..........................................  27,067,653
Accumulated undistributed net investment income -- Note B...........................    (398,037)
                                                                                     -----------
   Total Capital (Net Assets)....................................................... $67,458,067
                                                                                     ===========
Net assets
 Investor A shares.................................................................. $56,009,506
 Investor B shares..................................................................  11,448,561
                                                                                     -----------
                                                                                     $67,458,067
                                                                                     -----------
Shares of capital stock
 Investor A shares..................................................................   1,768,114
 Investor B shares..................................................................     368,939
                                                                                     -----------
                                                                                       2,137,053
                                                                                     -----------
Net asset value
 Investor A shares -- redemption price per share.................................... $     31.68
 Investor B shares -- offering price per share*..................................... $     31.03
                                                                                     ===========
Maximum sales charge (Investor A)...................................................        4.75%
Maximum offering price per share (100%/(100%-maximum sales charge of net asset value
  adjusted to nearest cent) (Investor A)............................................ $     33.26
                                                                                     ===========

*Redemption price of Investor B shares varies based on length of time shares are held.

                      See notes to financial statements.

                       HILLIARD LYONS GROWTH FUND, INC.
                            STATEMENT OF OPERATIONS
                                  (UNAUDITED)
                    For the six months ended June 30, 2001

INVESTMENT INCOME:

   Dividends (Net of foreign withholding taxes of $4,839)............. $   294,035
   Interest...........................................................      24,745
                                                                       -----------
       Total investment income........................................     318,780

EXPENSES:

   Management fees -- Note C..........................................     273,921
   12b-1 expenses (Investor A) -- Note C..............................      72,027
   12b-1 expenses (Investor B) -- Note C..............................      54,294
   Transfer agent fees (Investor A)...................................      46,155
   Transfer agent fees (Investor B)...................................      36,200
   Custodian fees.....................................................      24,435
   Directors' fees....................................................      20,170
   Audit fees.........................................................      19,910
   Shareholder reports................................................      17,195
   Insurance expense..................................................      10,319
   Filing fees........................................................       9,050
   Legal fees.........................................................       9,050
   Trade association..................................................       1,667
                                                                       -----------
                                                                           594,393
                                                                       -----------

Waiver of management fees by Adviser -- Note C........................    (108,551)
       Total expenses.................................................     485,842
                                                                       -----------
          Net investment income.......................................    (167,062)

REALIZED GAIN AND UNREALIZED LOSS ON INVESTMENTS:

   Net realized gain on investments -- Note B.........................   1,178,359
   Change in unrealized appreciation on investments...................  (5,699,976)
                                                                       -----------
       Net loss on investments........................................  (4,521,617)
                                                                       -----------
          Net decrease in net assets resulting from operations........ $(4,688,679)
                                                                       ===========

                      See notes to financial statements.

                       HILLIARD LYONS GROWTH FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                                         For the six    For the year
                                                                        months ended        ended
                                                                        June 30, 2001 December 31, 2000
                                                                        ------------- -----------------
DECREASE IN NET ASSETS
FROM OPERATIONS:

   Net investment income...............................................  $  (167,062)   $   (224,328)
   Net realized gain/loss on investments...............................    1,178,359        (902,407)
   Net change in unrealized appreciation on investments................   (5,699,976)        350,714
                                                                         -----------    ------------
       Net decrease in net assets from operations......................
                                                                          (4,688,679)       (776,021)
DISTRIBUTIONS TO INVESTOR A SHAREHOLDERS FROM:

   Net investment income...............................................         (-0-)           (-0-)
   Net realized gain on investments....................................         (-0-)           (-0-)
                                                                         -----------    ------------
       Total distributions.............................................
                                                                                (-0-)           (-0-)
DISTRIBUTIONS TO INVESTOR B SHAREHOLDERS FROM:

   Net investment income...............................................         (-0-)           (-0-)
   Net realized gain on investments....................................         (-0-)           (-0-)
                                                                         -----------    ------------
       Total distributions.............................................
                                                                                (-0-)           (-0-)
FROM CAPITAL SHARE TRANSACTIONS:

   Proceeds from 0 and 0 shares issued in reinvestment
    of dividends, respectively.........................................         (-0-)           (-0-)
   Proceeds from 176,012 and 185,983 shares sold, respectively.........    5,638,320       5,983,026
   Cost of 206,728 and 1,007,748 shares repurchased, respectively......   (6,771,433)    (32,562,781)
                                                                         -----------    ------------
       Net decrease in net assets from capital share transactions......   (1,133,113)    (26,579,755)
                                                                         -----------    ------------
          Total decrease in net assets.................................
                                                                          (5,821,792)    (27,355,776)
NET ASSETS:

Beginning of period....................................................   73,279,859     100,635,635
                                                                         -----------    ------------
End of period (includes undistributed net investment loss of ($398,037)
   and ($230,975) respectively)........................................  $67,458,067    $ 73,279,859
                                                                         ===========    ============


                      See notes to financial statements.

                       HILLIARD LYONS GROWTH FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS

NOTE A -- ORGANIZATION

Hilliard Lyons Growth Fund, Inc. (the "Fund") is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund was incorporated under the laws of the state of Maryland and commenced operations on January 6, 1992. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

The Fund issues two classes of shares. Investor A shares and Investor B shares. The Investor A shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus. Redemptions of Investor B shares made within 5 years of purchase are subject to a contingent deferred sales charge in accordance with the Fund's prospectus. Each Investor Class A and Class B share of the Fund represents identical interests in the investment portfolio of such Fund and has the same rights, except that (i) Class B shares bear the expense of higher distribution fees, which is expected to cause Class B shares to have a higher expense ratio and to pay lower dividends than Class A shares (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, and (iii) each class has exclusive voting rights with respect to its own distribution arrangements.

NOTE B -- ACCOUNTING POLICIES

SECURITY VALUATION: Securities traded on a national securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at last sales prices. Securities so traded for which there were no sales and other securities are valued at the mean of the most recent bid-asked quotations except that bonds not traded on a securities exchange nor quoted on the NASDAQ System will be valued at prices provided by a recognized pricing service unless the Adviser believes that such price does not represent a fair value. Each money market instrument having a maturity of 60 days or less from the valuation date is valued on an amortized cost basis. Other securities and assets will be valued at fair value, as determined in good faith by the Adviser under procedures established by, and under the supervision and responsibility of, the Fund's Board of Directors.

Normally, repurchase agreements are not subject to trading. U.S. Government obligations pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of the agreement provide that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SHARE VALUATION: The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price per share of Class A shares is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class B shares is equal to the net asset value per share.

The redemption price per share of the Fund, including each class of shares, is equal to the net asset value per share. However, Class B shares are subject to a contingent deferred sales charge in accordance with the Fund's prospectus if redeemed within five years from the date of purchase.

FEDERAL INCOME TAXES: It is the policy of the Fund to qualify under the Internal Revenue Code as a regulated investment company and to distribute all of its taxable income to shareholders, thereby relieving the Fund of federal income tax liability.

DIVIDEND POLICY: It is the policy of the Fund to make distributions annually of its net investment income and its net realized capital gains, if any, at the end of the year in which earned or at the beginning of the next year. Dividends and capital gain distributions will normally be reinvested in additional shares at net asset value without a sales charge, unless otherwise elected at purchase.

ALLOCATIONS BETWEEN CLASSES: Investment income earned, realized capital gains and losses and unrealized appreciation and depreciation for the Fund are allocated daily to each Class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged daily to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to each Class of shares based upon its proportionate share of total net assets of the Fund.

OTHER: The accounts of the Fund are kept on the accrual basis of accounting. Security transactions are recorded on the trade date. Realized gains or losses from sales of securities are determined on the specific identified cost basis. Dividend income is recognized on the ex-dividend date.

NOTE C -- INVESTMENT ADVISORY AGREEMENT

The investment adviser, Hilliard Lyons Investment Advisors (the "Adviser") is a division of J. J. B. Hilliard, W. L. Lyons, Inc. Under the Investment Advisory Agreement, the Adviser receives a fee, accrued daily and paid quarterly, at an annual rate of .80% of the Fund's average daily net assets. The Adviser has voluntarily agreed to reduce the fee payable to it under the Advisory Agreement and, if necessary, reimburse the Fund on a quarterly basis, by the amount by which the Fund's total annualized operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses but including the Adviser's compensation) for the fiscal year ending December 31, 2001 exceed 1.30% of average daily net assets for Class A share investors and 2.05% for Class B share investors. For the six months ended June 30, 2001, the waiver of the management fee amounted to $40,460 for Class B share investors and $68,091 for Class A share investors.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Plan"). Under the Plan, the Fund reimburses the Distributor quarterly at an annualized rate of up to .25% for Class A share investors and 1.00% for Class B share investors of the Fund's average daily net assets for distribution expenses actually incurred provided the expenses for which reimbursement is made are primarily intended to result in the sale of Fund shares and are approved by the Fund's Board of Directors. Expenses for which the Distributor may be reimbursed under the Plan include, but are not limited to, payments to investment brokers of the Distributor and to authorized dealers for distribution of shares of the Fund and for promotion of the maintenance of holdings by established stockholders and stockholder servicing.

J.J.B. Hilliard, W.L. Lyons, Inc., the Distributor, received sales charges of approximately $180,485 during the six months ended June 30, 2001. The Hilliard Lyons Profit Sharing Plan, as directed by each participant, owns 299,905 shares of the Fund as of June 30, 2001.

No compensation is paid by the Fund to officers and directors of the Fund who are affiliated with the Adviser or Hilliard-Lyons, Inc. The Fund pays each unaffiliated director an annual retainer of $5,000 and a fee of $1,000 for each Board or Committee meeting attended and certain expenses the directors incur in attending meetings.

NOTE D -- PORTFOLIO TRANSACTIONS

For the six months ended June 30, 2001, purchases and proceeds from sale of investment securities (excluding short-term securities) were $9,734,863 and $10,264,207, respectively.

The cost of investments for Federal income tax purposes and financial reporting is the same. At June 30, 2001, the gross unrealized appreciation and depreciation on investments was $31,378,313 and $4,310,661, respectively, resulting in net unrealized appreciation of $27,067,652.

NOTE E -- CAPITAL TRANSACTIONS

                                               For the six  For the year
                                               months ended    ended
                                                 June 30,   December 31,
                                                   2001         2000
                                               ------------ ------------
CAPITAL TRANSACTIONS:
Investor A shares:
   Proceeds from shares issued................ $ 3,217,486  $  4,998,405
   Dividends reinvested.......................         -0-           -0-
   Shares redeemed............................  (6,151,142)  (28,772,214)
                                               -----------  ------------
   Change in net assets from Investor A share
     transactions............................. $(2,933,656) $(23,773,809)
                                               ===========  ============
Investor B shares:
   Proceeds from shares issued................ $ 2,420,834  $    984,621
   Dividends reinvested.......................         -0-           -0-
   Shares redeemed............................    (620,291)   (3,790,567)
                                               -----------  ------------
   Change in net assets from Investor B share
     transactions............................. $ 1,800,543  $ (2,805,946)
                                               ===========  ============
SHARE TRANSACTIONS:
Investor A shares:
   Issued.....................................      99,598       155,359
   Reinvested.................................         -0-           -0-
   Redeemed...................................    (187,207)     (889,471)
                                               -----------  ------------
   Change in Investor A shares................     (87,609)     (734,112)
                                               ===========  ============
Investor B shares:
   Issued.....................................      76,414        30,624
   Reinvested.................................         -0-           -0-
   Redeemed...................................     (19,521)     (118,277)
                                               -----------  ------------
   Change in Investor B shares................      56,893       (87,653)
                                               ===========  ============

                             FINANCIAL HIGHLIGHTS

   The following table includes selected data for a share of capital stock outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                                                    Investor A
                                                  --------------------------------------------------------------------------
                                                     For the
                                                   Six Months
                                                      Ended                       For the Year Ended December 31,
                                                  June 30, 2001     --------------------------------------------------------
                                                   (UNAUDITED)       2000         1999        1998        1997        1996
                                                  -------------     -------      -------     -------     -------     -------
Net asset value:
  Beginning of period............................    $ 33.89        $ 33.71      $ 33.49     $ 30.29     $ 22.95     $ 20.20
                                                     -------        -------      -------     -------     -------     -------
Net investment income............................      (0.06)         (0.06)        0.11        0.20        0.12        0.11
Net realized and unrealized gain/loss on
 investments.....................................      (2.80)          0.24         0.98        3.89        9.13        3.92
                                                     -------        -------      -------     -------     -------     -------
Total from investment operations.................      (2.86)          0.18         1.09        4.09        9.25        4.03
                                                     -------        -------      -------     -------     -------     -------
Distributions:
Dividends (from net investment income)...........      (0.00)         (0.00)       (0.09)      (0.18)      (0.12)      (0.11)
Distributions (from capital gains)...............      (0.00)         (0.00)       (0.78)      (0.71)      (1.79)      (1.17)
Return of capital................................      (0.00)         (0.00)       (0.00)      (0.00)      (0.00)      (0.00)
Total distributions..............................      (0.00)         (0.00)       (0.87)      (0.89)      (1.91)      (1.28)
                                                     -------        -------      -------     -------     -------     -------
Net asset value:
  End of period..................................    $ 31.03        $ 33.89      $ 33.71     $ 33.49     $ 30.29     $ 22.95
                                                     =======        =======      =======     =======     =======     =======
Total Investment Return (Excludes sales charge)..      (8.44)%         0.53%        3.23%      13.58%      40.41%      19.98%

SIGNIFICANT RATIOS AND SUPPLEMENTAL DATA
Ratio of operating expenses to average net assets       1.30%(f)**     1.29%(e)     1.29%(d)    1.25%(c)    1.30%(b)    1.58%(a)
Ratio of net investment income to average net
 assets..........................................      (0.37)%(f)**   (0.17)%(e)    0.30%(d)    0.64%(c)    0.49%(b)    0.52%(a)
Portfolio turnover rate (g)......................      14.27%         34.19%       24.60%      18.15%      22.20%      18.79%
Net assets, end of period (000s omitted).........    $56,009        $62,884      $87,293     $88,498     $58,416     $35,628

                                                                              Investor B
                                                     -----------------------------------------------------
                                                        For the                 For the          Period from
                                                      Six Months              Year Ended          April 20,
                                                         Ended               December 31,          1998* to
                                                     June 30, 2001     --------------------      December 31,
                                                      (UNAUDITED)       2000         1999            1998
                                                     -------------     -------      -------      ------------
Net asset value:
  Beginning of period...............................    $ 33.31        $ 33.38      $ 33.33         $32.63
                                                        -------        -------      -------         ------
Net investment income...............................      (0.16)         (0.37)       (0.14)         (0.02)
Net realized and unrealized gain/loss on investments      (1.47)          0.30         0.97           1.57
                                                        -------        -------      -------         ------
Total from investment operations....................      (1.63)         (0.07)        0.83           1.55
                                                        -------        -------      -------         ------
Distributions:
Dividends (from net investment income)..............      (0.00)         (0.00)       (0.00)         (0.14)
Distributions (from capital gains)..................      (0.00)         (0.00)       (0.78)         (0.71)
Return of capital...................................      (0.00)         (0.00)       (0.00)         (0.00)
Total distributions.................................      (0.00)         (0.00)       (0.78)         (0.85)
                                                        -------        -------      -------         ------
Net asset value:
  End of period.....................................    $ 31.68        $ 33.31      $ 33.38         $33.33
                                                        =======        =======      =======         ======
Total Investment Return (Excludes sales charge).....      (4.89)%        (0.21)%       2.44%          4.82%***

SIGNIFICANT RATIOS AND SUPPLEMENTAL DATA
Ratio of operating expenses to average net assets...       2.05%(f)**     2.05%(e)     2.04%(d)       2.05%(c)**
Ratio of net investment income to average net assets      (1.11)%(f)**   (0.93)%(e)   (0.44)%(d)     (0.23)%(c)**
Portfolio turnover rate (g).........................      14.27%         34.19%       24.60%         18.15%
Net assets, end of period (000s omitted)............    $11,449        $10,395      $13,343         $9,604

(a)Net of voluntary management fee waiver by the Adviser. If the Fund had paid the full management fee, the annualized ratios of expenses and net investment income to average net assets would have been 1.64% and 0.45%, respectively, for the year ended December 31, 1996.
(b)Net of voluntary management fee waiver by the Adviser. If the Fund had paid the full management fee, the annualized ratios of expenses and net investment income to average net assets would have been 1.40% and 0.39%, respectively, for the year ended December 31, 1997.
(c)Net of voluntary expense reimbursement and management fee waiver by the Adviser for B shares investors and net of voluntary management fee waiver by A share investors. If the Fund had borne all expenses that were assumed by the Adviser and had paid the full management fee, the annualized ratios of expenses and net investment income to average net assets would have been 1.27% and .62% for A shares and 3.09% and (1.27%) for B shares, respectively, for the year ended December 31, 1998.
(d)Net of voluntary management fee waiver by the Adviser for A and B share investors. If the Fund had paid the full management fee, the annualized ratios of expenses and net investment income to average net assets would have been 1.32% and 0.28% for A shares and 2.34% and (0.74%) for B shares, respectively, for the year ended December 31, 1999.
(e)Net of voluntary management fee waiver by the Adviser for A and B share investors. If the Fund had paid the full management fee, the annualized ratios of expenses and net investment income to average net assets would have been 1.37% and (0.25%), for A shares and 2.58% and (1.46%) for B shares, respectively, for the (6) six months ended December 31, 2000.
(f)Net of voluntary management fee waiver by the Adviser for A and B share investors. If the Fund had paid the full management fee, the annualized ratios of expenses and net investment income to average net assets would have been 1.54% and (0.61%), for A shares and 2.80% and (1.85%) for B shares, respectively, for the (6) six months ended June 30, 2001.
(g)Portfolio turnover rate is calculated on the basis of the portfolios as a whole without distinguishing between the classes of shares issued.

*  Commencement of B shares
** Annualized
***Not annualized

                  ------------------------------------------
[LOGO] Hilliard Lyons Growth Fund
                              Semi-Annual Report
                                 June 30, 2001
                       J.J.B. Hilliard, W.L. Lyons, Inc.
                             Hilliard Lyons Center
                          Louisville, Kentucky 40202
                                (502) 588-8400
                                (800) 444-1854
                  ------------------------------------------

                                   DIRECTORS

William A. Blodgett, Jr.
Stewart E. Conner
                    Donald F. Kohler
                    John C. Owens

                                   OFFICERS

Donald F. Kohler -- Chairman and President
Joseph C. Curry, Jr. -- Vice President, Treasurer and Secretary
Dianna P. Wengler -- Asst. Secretary

                                  DISTRIBUTOR

J.J.B. Hilliard, W.L. Lyons, Inc.
Hilliard Lyons Center
Louisville, Kentucky 40232-2760
(502) 588-8400
(800) 444-1854

                         TRANSFER AGENT AND CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02266

                                   AUDITORS

Ernst & Young LLP
400 West Market Street
Louisville, Kentucky 40202

                                 LEGAL COUNSEL

Frost, Brown & Todd PLLC
3200 Providian Center
Louisville, Kentucky 40202

This report is intended for the information of share- holders of the Hilliard Lyons Growth Fund, Inc., but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund.

                              SEMI-ANNUAL REPORT
                                 June 30, 2001